Schedule of Valuation Assumptions (Details)	3 Months Ended	12 Months Ended
	Jun. 30, 2012 years	Mar. 31, 2012 years
Capital Stock Schedule Of Valuation Assumptions 1	0.00%
Capital Stock Schedule Of Valuation Assumptions 2	0.00%
Capital Stock Schedule Of Valuation Assumptions 3	87.35%
Capital Stock Schedule Of Valuation Assumptions 4	11.26%
Capital Stock Schedule Of Valuation Assumptions 5	0.42%
Capital Stock Schedule Of Valuation Assumptions 6	0.78%
Capital Stock Schedule Of Valuation Assumptions 7	3
Capital Stock Schedule Of Valuation Assumptions 8	3
Capital Stock Schedule Of Valuation Assumptions 1		0.00%
Capital Stock Schedule Of Valuation Assumptions 2		0.00%
Capital Stock Schedule Of Valuation Assumptions 3		90.00%
Capital Stock Schedule Of Valuation Assumptions 4		99.00%
Capital Stock Schedule Of Valuation Assumptions 5		(119.00%)
Capital Stock Schedule Of Valuation Assumptions 6		0.31%
Capital Stock Schedule Of Valuation Assumptions 7		0.52%
Capital Stock Schedule Of Valuation Assumptions 8		(1.62%)
Capital Stock Schedule Of Valuation Assumptions 9		3
Capital Stock Schedule Of Valuation Assumptions 10		2
Capital Stock Schedule Of Valuation Assumptions 11		3